Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	34.00%	34.00%
State taxes, net of federal benefit	2.60%	2.60%
Federal research and development tax credit	0.00%	1.20%
Change in deferred tax asset valuation allowance	(36.60%)	(37.80%)
Effective income tax rate	0.00%	0.00%
Net operating loss carry forwards	$ 388	$ 78
Capitalized start-up costs	1,328	740
Tax credit carryforwards	71	52
Intangibles, net	2,605	2,218
Other temporary differences	479
Capitalized research and development, net	3,192	724
Depreciation	2	0
Total gross deferred tax assets	8,065	3,812
Valuation allowance	(8,065)	(3,812)	(2,504)
Net deferred tax assets